GODFREY & KAHN, S.C.

ATTORNEYS AT LAW

780 North Water Street

Milwaukee, WI 53202

Phone (414) 273-3500   Fax (414) 273-5198

December 1, 2005

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:

Kopp Funds, Inc. Post-Effective Amendment No. 14 to Registration Statement on Form N-1A (Registration Nos. 333-29687 and 811-8267)

Ladies and Gentlemen:

Transmitted herewith via EDGAR on behalf of Kopp Funds, Inc. (the “Company”), please find the Company’s Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A.  This Post-Effective Amendment is being filed pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended.  If you have any questions regarding this filing, please do not hesitate to contact the undersigned.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Christopher M. Cahlamer

Christopher M. Cahlamer

cc:

LeRoy C. Kopp

Cheryl L. King

Jason L. Kalies

Pamela M. Krill